Stock-Based Compensation - Schedule Of Share Based Payment Award Stock Options Granted Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk free interest rate	0.42%	1.81%
Expected volatility	44.00%	57.00%
Expected dividend yield	0.00%	0.00%
Expected term (in years)	6 years 5 months 12 days	6 years 3 months